Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares, par value (in Dollars per share)	$ 0.1	$ 0.1
Ordinary shares, shares authorized	390,000	390,000
Ordinary shares, shares issued	361,528	361,528
Ordinary shares, shares outstanding	338,772	303,772
Treasury Shares	22,756	57,756
Helix Acquisition Corp.
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares [Member] | Helix Acquisition Corp.
Ordinary shares subject to possible redemption	11,500,000	11,500,000	11,500,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10	$ 10	$ 10
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	3,849,355	430,000	430,000
Ordinary shares, shares outstanding	3,849,355	430,000	430,000
Class B Ordinary Shares [Member] | Helix Acquisition Corp.
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	2,875,000	2,875,000	2,875,000
Ordinary shares, shares outstanding	2,875,000	2,875,000	2,875,000
Series A Preferred Stock
Preference shares, par value (in Dollars per share)	$ 0.1	$ 0.1
Preference shares, shares authorized	680,196	680,196
Preference shares, shares issued	680,196	680,196
Preference shares, shares outstanding	680,196	680,196
Liquidation preference (in Dollars)	$ 33.4	$ 33.4